Subsequent events after the Statement of Financial Position date	3 Months Ended
Mar. 31, 2018
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date
Subsequent events after the Statement of Financial Position date
On April 21, 2018, the Company completed our previously announced acquisition of Green Isle Foods Ltd. (“Goodfella’s Pizza”) in an all cash deal for a price of £200 million (€230 million), which is subject to customary working capital adjustments and finalizing acquisition completion accounts. The acquisition will enlarge our portfolio of brands to include the number one and number two market share positions within the frozen pizza category in Ireland and UK, a successful frozen private label business, and two frozen pizza manufacturing facilities.